Submission	Jul. 17, 2025
Submission [Line Items]
Central Index Key	0001465128
Registrant Name	STARWOOD PROPERTY TRUST, INC.
Registration File Number	333-287165
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES